Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Sep. 09, 2012 Fastweb Acquisition	Sep. 09, 2012 Fastweb International Holdings Fastweb Acquisition Subsidiaries	Sep. 09, 2012 Hongkong Fastweb Holdings Company Fastweb Acquisition Subsidiaries	Sep. 09, 2012 Beijing Fastweb Technology Company Limited Fastweb Acquisition Subsidiaries	Jul. 05, 2012 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") 21V Xi'an Subsidiaries	Sep. 09, 2012 Beijing Fastweb Network Technology Co., Ltd. ("Fastweb Network BJ") Fastweb Acquisition Held Directly by 21 Vianet Beijing
Variable Interest Entity [Line Items]
Business acquisition, equity interests acquired	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%